Research International Core Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

Common Stocks (98.5%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (2.6%)
Advanced Info Service PCL - Foreign Shares	Thailand	731,100	4,088
Car Group, Ltd.	Australia	126,566	2,976
Hellenic Telecommunications Organization SA	Greece	189,226	2,790
KDDI Corp.	Japan	176,400	5,216
SEEK, Ltd.	Australia	121,646	1,986
SoftBank Group Corp.	Japan	85,800	5,127

Total			22,183

Consumer Discretionary (10.2%)
Aristocrat Leisure, Ltd.	Australia	199,567	5,593
Bridgestone Corp.	Japan	127,300	5,647
Burberry Group PLC	United Kingdom	148,808	2,283
Cie Financiere Richemont SA	Switzerland	65,070	9,954
Compagnie Generale des Etablissements Michelin	France	161,586	6,195
Denso Corp.	Japan	489,400	9,364
Flutter Entertainment PLC *	United Kingdom	14,970	2,989
LVMH Moet Hennessy Louis Vuitton SE	France	25,308	22,890
NIKE, Inc. - Class B	United States	21,485	2,019
Sands China, Ltd. *	Macau	952,800	2,687
Techtronic Industries Co., Ltd.	Hong Kong	602,000	8,162
Whitbread PLC	United Kingdom	80,461	3,370
Yamaha Corp.	Japan	79,900	1,722
Yum China Holdings, Inc.	China	65,730	2,615
ZOZO, Inc.	Japan	104,300	2,588

Total			88,078

Consumer Staples (7.2%)
British American Tobacco PLC	United Kingdom	294,493	8,951
Diageo PLC	United Kingdom	335,150	12,377
Heineken NV	Netherlands	67,797	6,533
Kao Corp.	Japan	153,800	5,754
Kirin Holdings Co., Ltd.	Japan	341,700	4,748
Nestle SA	United States	189,494	20,121
Seven & i Holdings Co., Ltd.	Japan	246,100	3,582

Total			62,066

Energy (5.0%)
Eni SpA	Italy	501,206	7,947
Galp Energia SGPS SA	Portugal	575,217	9,521
Reliance Industries, Ltd.	India	135,267	4,833
TotalEnergies SE	France	221,239	15,212
Woodside Energy Group, Ltd.	Australia	287,938	5,752

Total			43,265

Financials (19.7%)
AIA Group, Ltd.	Hong Kong	1,398,200	9,383
Aon PLC	United States	33,374	11,138
Bank of Ireland Group PLC	Ireland	699,502	7,138
Beazley PLC	United Kingdom	958,682	8,063
BNP Paribas SA	France	192,030	13,666

Common Stocks (98.5%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
DBS Group Holdings, Ltd.	Singapore	227,700	6,090
Euronext NV	Netherlands	145,611	13,850
HDFC Bank, Ltd.	India	382,730	6,659
Hiscox, Ltd.	United Kingdom	332,818	5,212
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	166,300	4,850
Julius Baer Group, Ltd.	Switzerland	161,635	9,330
London Stock Exchange Group PLC	United Kingdom	90,330	10,820
Macquarie Group, Ltd.	Australia	55,634	7,241
Mitsubishi UFJ Financial Group, Inc.	Japan	911,800	9,275
NatWest Group PLC	United Kingdom	4,143,517	13,876
UBS Group AG	Switzerland	325,760	10,012
Visa, Inc. - Class A	United States	34,093	9,515
Willis Towers Watson PLC	United States	16,085	4,423
Zurich Insurance Group AG	Switzerland	18,585	10,021

Total			170,562

Health Care (12.2%)
ConvaTec Group PLC	United Kingdom	1,729,016	6,246
CSL, Ltd.	United States	46,622	8,763
Kyowa Kirin Co., Ltd.	Japan	242,300	4,356
Merck KGaA	Germany	56,859	10,035
Novo Nordisk A/S - Class B	Denmark	235,029	30,106
Olympus Corp.	Japan	301,700	4,340
Qiagen NV *	United States	185,203	7,920
Roche Holding AG	United States	76,601	19,555
Sanofi	United States	70,916	6,958
Santen Pharmaceutical Co., Ltd.	Japan	321,800	3,168
Terumo Corp.	Japan	214,400	3,930

Total			105,377

Industrials (18.4%)
Cellnex Telecom SA	Spain	133,322	4,714
Daikin Industries, Ltd.	Japan	58,200	7,961
GEA Group AG	Germany	209,508	8,858
Hitachi, Ltd.	Japan	212,200	19,382
Legrand SA	France	96,501	10,210
Mitsubishi Electric Corp.	Japan	569,400	9,544
Mitsui & Co., Ltd.	Japan	174,100	8,134
MTU Aero Engines AG	Germany	31,983	8,115
Persol Holdings Co., Ltd.	Japan	1,325,300	1,854
RB Global, Inc.	Canada	70,351	5,358
Ryanair Holdings PLC	Italy	36,661	5,338
Schneider Electric SE	United States	128,241	28,999
Secom Co., Ltd.	Japan	32,400	2,349
SMC Corp.	Japan	20,200	11,398
Thales SA	France	35,779	6,100
Toyota Industries Corp.	Japan	83,400	8,718
Weir Group PLC	United Kingdom	190,769	4,868
Wolters Kluwer NV	Netherlands	46,789	7,328

Total			159,228

Research International Core Portfolio

Common Stocks (98.5%)	Country	Shares/ Par +	Value $ (000’s)
Information Technology (9.7%)
Amadeus IT Group SA	Spain	149,387	9,581
ASML Holding NV	Netherlands	10,024	9,624
Cadence Design Systems, Inc. *	United States	30,539	9,506
Capgemini SE	France	10,933	2,521
Constellation Software, Inc.	Canada	3,768	10,292
Fujitsu, Ltd.	Japan	337,000	5,396
Kyocera Corp.	Japan	258,900	3,458
Nomura Research Institute, Ltd.	Japan	218,100	6,156
NXP Semiconductors NV	China	23,566	5,839
Renesas Electronics Corp.	Japan	240,100	4,297
Rohm Co., Ltd.	Japan	28,600	456
Samsung Electronics Co., Ltd.	South Korea	119,758	7,171
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	393,189	9,474

Total			83,771

Materials (9.7%)
Akzo Nobel NV	Netherlands	89,733	6,693
Croda International PLC	United Kingdom	100,539	6,236
Glencore PLC	Australia	1,833,312	10,086
Kansai Paint Co., Ltd.	Japan	166,000	2,378
Linde PLC	United States	62,502	29,021
Nitto Denko Corp.	Japan	93,300	8,526
Novozymes A/S - Class B	Denmark	82,282	4,829
Sika AG	Switzerland	27,640	8,230
Symrise AG	Germany	65,030	7,785

Total			83,784

Common Stocks (98.5%)	Country	Shares/ Par +	Value $ (000’s)
Real Estate (1.2%)
LEG Immobilien SE *	Germany	118,358	10,160

Total			10,160

Utilities (2.6%)
APA Group	Australia	415,302	2,277
China Resources Gas Group, Ltd.	China	734,500	2,342
CLP Holdings, Ltd.	Hong Kong	434,500	3,464
E.ON SE	Germany	359,507	4,997
Iberdrola SA	Spain	737,415	9,156

Total			22,236

Total Common Stocks (Cost: $666,384)			850,710

Warrants (–%)
Information Technology (–%)
Constellation Software, Inc. *,Æ	Canada	5,207	–

Total			–

Total Warrants (Cost: $–)			–

Total Investments (98.5%) (Cost: $666,384)@			850,710

Other Assets, Less Liabilities (1.5%)			13,077

Net Assets (100.0%)			863,787

Investments by Country of Risk as a Percentage of Net Assets:
Japan	19.6%
United States	18.3%
United Kingdom	9.7%
France	9.0%
Germany	5.8%
Switzerland	5.5%
Netherlands	5.2%
Other	25.4%

Total	98.5%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
@

At March 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $666,384 and the net unrealized appreciation of investments based on that cost was $184,326 which is comprised of $215,518 aggregate gross unrealized appreciation and $31,192 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Research International Core Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification  defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is  based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2024.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$4,088	$18,095	$—
Consumer Discretionary	4,634	83,444	—
Financials	25,076	145,486	—
Industrials	10,696	148,532	—
Information Technology	25,637	58,134	—
Materials	29,021	54,763	—
All Others	—	243,104	—
Warrants	—	—	—

Total Assets:	$99,152	$751,558	$—

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2024.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BONCER	National Treasury Bond in Pesos with Adjustment for CER
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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